As filed with the Securities and Exchange Commission on March 10, 2017
Securities Act Registration No. 333-86067
Investment Company Act Registration No. 811-09561

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[x]
Pre-Effective Amendment No. __	[_]
Post-Effective Amendment No. 40	[x]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[x]
Amendment No. 42	[x]

CENTURY CAPITAL MANAGEMENT TRUST
(Exact Name of Registrant as Specified in Charter)

c/o CENTURY CAPITAL MANAGEMENT, LLC
100 FEDERAL STREET, 29TH FLOOR, BOSTON, MASSACHUSETTS 02110
(Address of Principal Executive Offices) (Zip Code)

(617) 482-3060
(Registrant's Telephone Number, including Area Code)

JULIE A. SMITH
CENTURY CAPITAL MANAGEMENT, LLC
100 FEDERAL STREET, 29TH FLOOR, BOSTON, MASSACHUSETTS 02110
(Name and Address of Agent for Service)

with copies to:
GREGORY D. SHEEHAN, ESQ.
ROPES & GRAY LLP
800 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02199

It is proposed that this filing will become effective (check appropriate box):

[X]	immediately upon filing pursuant to paragraph (b)
[_]	on (date) pursuant to paragraph (b)
[_]	60 days after filing pursuant to paragraph (a)(1)
[_]	on (date) pursuant to paragraph (a)(1)
[_]	75 days after filing pursuant to paragraph (a)(2)
[_]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[_]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940 (the “1940 Act”), the Registrant, Century Capital Management Trust, certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 40 under the Securities Act and Post-Effective Amendment No. 42 under the 1940 Act to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on the 10th day of March, 2017.

CENTURY CAPITAL MANAGEMENT TRUST

By:	/s/ Alexander L. Thorndike
Alexander L. Thorndike
Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 40 to Century Capital Management Trust’s Registration Statement under the Securities Act has been signed below by the following persons in the capacities and on the date indicated:

Signature		Title	Date

William Gray*		Trustee	March 10, 2017
William Gray

Laura A. Johnson*		Trustee	March 10, 2017
Laura A. Johnson

Stephen W. Kidder*		Trustee	March 10, 2017
Stephen W. Kidder

Jerry S. Rosenbloom*		Trustee	March 10, 2017
Jerry S. Rosenbloom

David D. Tripple*		Trustee	March 10, 2017
David D. Tripple

Ellen M. Zane*		Trustee	March 10, 2017
Ellen M. Zane

/s/ Alexander L. Thorndike		Chairman, Trustee,	March 10, 2017
Alexander L. Thorndike		Principal Executive Officer

/s/ Julie A. Smith		Principal Accounting Officer	March 10, 2017
Julie A. Smith		Principal Financial Officer

	*By:	/s/ Alexander L. Thorndike
Alexander L. Thorndike
Attorney-in-fact

EXHIBIT INDEX

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase